INCOME TAX EXPENSE - Principal components of deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net loss carryforward	¥ 631,139	¥ 589,792
Advertising expense carried forward for future deduction	3,928	19,123
Accrued expenses and payroll payable	22,899	15,327
Provision for impairment of assets	5,597	6,614
Others	260	361
Valuation allowance	(663,823)	(631,217)
Tax loss carryforwards	¥ 2,524,556
Statute of limitations period according to the PRC Tax Administration and Collection Law (in years)	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years
Amount of minimum underpayment of tax liability listed as special circumstance for extension period for statute of limitations	¥ 100
Withholding income taxes for undistributed profits	¥ 0	¥ 0